GAIN ON ASSET AND INVESTMENT SALES, NET	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
GAIN ON ASSET AND INVESTMENT SALES, NET	GAIN ON ASSET AND INVESTMENT SALES, NET

	Year Ended December 31,
	2022	2021	2020
Sale and formation of MARA	$61	$—	$6
Sale of La Zanja (1)	(45)	—	—
Sale of royalty interests (2)	9	—	75
Sale of Kalgoorlie	—	83	493
Exchange of Lone Tree	—	79	—
Sale of TMAC	—	42	—
Sale of Continental	—	—	91
Sale of Red Lake	—	—	9
Other	10	8	3
Gain on asset and investment sales, net	$35	$212	$677
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(1)Refer to Note 1 for further information related to the sale of La Zanja.
(2)Primarily related to the sale of certain royalty interests at NGM in 2022 and to Maverix Metals Inc. ("Maverix") in 2020. Refer to Note 15 for further information related to the sale of certain royalty interests to Maverix.
Sale and formation of MARA. In December 2020, the Company contributed its 37.5% ownership interest in Alumbrera in exchange for 18.75% ownership interest in Minera Agua Rica Alumbrera Limited ("MARA"), a joint venture with Glencore International AG (“Glencore”) and Yamana Gold Inc. (“Yamana”) consisting of the Alumbrera mine and the Agua Rica project, located in Argentina.
The 18.75% ownership interest in MARA was accounted for as an equity security under the measurement alternative and the transaction resulted in a gain of $6 for the year ended December 31, 2020.
In November 2022, the Company sold all of its 18.75% ownership interest in MARA to Glencore for a purchase price of $125 cash consideration and a $30 deferred payment, which is due upon successfully reaching commercial production and otherwise subject to a 6% annual interest, up to a maximum deferred payment of $50. The transaction resulted in a gain of $61 for the year ended December 31, 2022.
Sale of Kalgoorlie. On January 2, 2020, the Company completed the sale of its 50% interest in Kalgoorlie Consolidated Gold Mines (“Kalgoorlie”) to Northern Star Resources Limited (“Northern Star”). Pursuant to the terms of the agreement, the Company received cash proceeds of $800. The proceeds were inclusive of a $25 payment that gave Northern Star specified exploration tenements, transitional services support and an option to negotiate exclusively for the purchase of Newmont’s Kalgoorlie power business for fair market value. In December 2021, the Company completed the sale of the Kalgoorlie power business to Northern Star for proceeds of $95, inclusive of the $25 deposit received in 2020 and $70 in cash proceeds received in 2021.
Exchange of Lone Tree. On October 14, 2021, NGM and i-80 Gold Corp completed an exchange transaction pursuant to which NGM acquired the remaining 40% interest in the South Arturo property, obtained an option to acquire the adjacent Rodeo Creek exploration property, received contingent consideration of up to $50 on meeting specific production targets, and obtained the release of NGM bonds in contemplation of i-80 bonding, in exchange for the Lone Tree and Buffalo mountain properties and related infrastructure. As a result of the exchange, the Lone Tree property was remeasured to fair value resulting in the recognition of a gain of $79 by the Company which represents its 38.5% interest in NGM.
Sale of TMAC. During the first quarter of 2021, the Company sold all of its outstanding shares of in TMAC Resources, Inc. ("TMAC"), which had a carrying value of $13, to Agnico Eagle Mines Ltd for cash consideration of $55.
Sale of Continental. On March 4, 2020, the Company completed the sale of its entire interest in Continental Gold, Inc. ("Continental"), including its convertible debt, to Zijin Mining Group. Pursuant to the terms of the agreement, the Company received cash proceeds of $253.
Sale of Red Lake. On March 31, 2020, the Company completed the sale of the Red Lake complex in Ontario, Canada, to Evolution Mining Limited. Pursuant to the terms of the agreement, the Company received total consideration of $429, including cash proceeds of $375, $15 towards working capital (received in cash in the second quarter of 2020), and the potential to receive contingent payments of up to an additional $100 tied to new mineralization discoveries over a fifteen year period. The contingent payments are considered an embedded derivative with a fair value of $39 and $42 at December 31, 2022 and December 31, 2021, respectively. For further information, refer to Note 13.